Sensitivity analysis for Foreign currency exchange rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Increase (decrease) of income before income tax
Disclosure of Sensitivity analysis for Foreign currency exchange rates [Line Items]
10% Increase		₩ (1,197,530)	₩ (887,561)
10% Decrease		1,197,530	887,561
Increase (decrease) of shareholder's equity
Disclosure of Sensitivity analysis for Foreign currency exchange rates [Line Items]
10% Increase	[1]	(1,197,530)	(887,561)
10% Decrease	[1]	₩ 1,197,530	₩ 887,561

[1]	The effect on the shareholders' equity excluding the impact of income taxes.